NOTE 14 - OPTIONS: Agreements and Arrangements (Details)	12 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
TJ Capital Management, L.P
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	160,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.50
Aggregated fair value of options granted | $	$ 415,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes pricing model
Share Price | $ / shares	$ 5.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	78.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Options Exercised | shares	0
Options Vested | shares	0
Ms. Yunhao Chen, the Chief Financial Officer of the Company
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.50
Aggregated fair value of options granted | $	$ 440,840
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes pricing model
Share Price | $ / shares	$ 5.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.84%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	69.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Options Exercised | shares	0
Options Vested | shares	30,000
Mr, Silong Chen, the Chief Executive Officer of the Company
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	360,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 1.50
Aggregated fair value of options granted | $	$ 1,385,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes pricing model
Share Price | $ / shares	$ 5.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.94%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	74.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Options Exercised | shares	0
Options Vested | shares	60,000